Discontinued operations - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 03, 2022 USD ($)	Jun. 26, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2023 USD ($)	Jul. 01, 2023 USD ($)	Jun. 07, 2023 USD ($) property	Jun. 02, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations			$ 51,382	$ 111,622
Disposed of by sale | Adult-Use Maine
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration					$ 100
Net loss from discontinued operations			400
Disposed of by sale | Oregon
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration						$ 2,000
Net loss from discontinued operations			$ 2,700
Disposed of by sale | Colorado asset group
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations		$ 2,000
Disposed of by sale | Focused Investment Partners, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration								$ 400
Disposed of by sale | GG Real Estate, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration							$ 500
Number of properties sold | property							2
Disposed of by sale | Los Suenos Farms, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration		$ 1,500
Disposed by sale | Eureka
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration	$ 3,000
Percentage of interest sold	100.00%
Consideration, cash	$ 300
Consideration, notes receivable	$ 2,800